Annual Fund Operating Expenses - Class A - DWS Global Small Cap VIP - Class A	May 01, 2021
Operating Expenses:
Management fee	0.80%
Distribution/service (12b-1) fees	none
Other expenses	0.30%
Total annual fund operating expenses	1.10%
Fee waiver/expense reimbursement	0.28%
Total annual fund operating expenses after fee waiver/expense reimbursement	0.82%